Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,096,188
Proposed Maximum Offering Price per Unit	4.86
Maximum Aggregate Offering Price	$ 10,187,473.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,406.89
Offering Note	(1) Consists of an aggregate of 2,096,188 shares of the registrant's common stock issuable upon the exercise of warrants, all of which were sold to the selling stockholders in private placements. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Registrant's Common Stock as reported on the Nasdaq Global Select Market on October 16, 2025, a date within five business days prior to the filing of this Registration Statement.